Subscriptions, Redemptions and Allocation of Net Income or Loss (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Class A
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10 days	10 days
Notice period by General Partner for redemption of Limited Partner units	15 days	15 days
Class B
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10 days	10 days
Notice period by General Partner for redemption of Limited Partner units	15 days	15 days
Legacy 1 Class
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10 days	10 days
Notice period by General Partner for redemption of Limited Partner units	15 days	15 days
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	$ 0	$ 0
Lock in period for redemption of units following subscription	3 months	3 months
Legacy 2 Class
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10 days	10 days
Notice period by General Partner for redemption of Limited Partner units	15 days	15 days
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	$ 0	$ 0
Lock in period for redemption of units following subscription	3 months	3 months
Global 1 Class
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10 days	10 days
Notice period by General Partner for redemption of Limited Partner units	15 days	15 days
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	$ 0	$ 0
Lock in period for redemption of units following subscription	3 months	3 months
Global 2 Class
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10 days	10 days
Notice period by General Partner for redemption of Limited Partner units	15 days	15 days
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	$ 0	$ 0
Lock in period for redemption of units following subscription	3 months	3 months
Global 3 Class
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10 days	10 days
Notice period by General Partner for redemption of Limited Partner units	15 days	15 days
Minimum period of holding of units after which no redemption fees are applicable	1 year	1 year
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	$ 0	$ 0
Lock in period for redemption of units following subscription	3 months	3 months